Long-term debt - Components (Details) $ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Mar. 31, 2022 MXN ($)	Apr. 16, 2021 MXN ($)	Jun. 16, 2014 MXN ($) item	Mar. 26, 2013 MXN ($) item	Apr. 30, 2021 MXN ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2014 MXN ($)	Dec. 31, 2013 MXN ($)	Dec. 31, 2022 MXN ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Long-term debt
Total long-term debt												$ 9,000,000		$ 5,000,000		$ 4,513,503
Less: Financing commissions												(15,664)		(3,378)		(3,115)
Net long-term debt												8,984,336		4,996,622		4,510,388	$ 4,543,609
Current portion of long-term debt						$ (77,036)						(1,500,000)				(3,013,502)
Long-term debt						$ 384,374						$ 7,484,336		4,996,622		1,496,886
Number of airports | item						13						13
Firefighting equipment carrying value recorded as improvements to concessioned assets																266,181
Exchange loss, net						$ (456)	$ (8,871)	$ 112,617	$ 79,522
Percentage of sustainability development goal reduction	58.00%
Borrowings adjustment to interest rate basis						25	25
Debt securities issued in the Mexican market on June 16, 2014
Long-term debt
Total long-term debt																3,000,000
Principal amount			$ 3,000,000							$ 3,000,000
Interest rate (as a percent)			6.85%
Term of loan			7 years							7 years
Number of airports guaranteeing the certificates | item			9
Number of airports | item			13
Percentage of airports guaranteeing the certificates (as a percent)			80.00%
Debt securities issued in the Mexican market on March 26, 2013
Long-term debt
Total long-term debt												$ 1,500,000		1,500,000		1,500,000
Principal amount				$ 1,500,000							$ 1,500,000
Interest rate (as a percent)				6.47%
Term of loan				10 years							10 years
Number of airports guaranteeing the certificates | item				9
Number of airports | item				13
Percentage of airports guaranteeing the certificates (as a percent)				80.00%
Unsecured lines of credit with Private Export Funding Corporation and Unsecured line of credit with UPS Capital Business Credit
Long-term debt
Total long-term debt																$ 13,503
Maximum borrowing capacity													$ 25,365
Interest rate (as a percent)															1.49%	1.49%
Outstanding amount															$ 678
Spread on interest rate basis															1.25%	1.25%
Debt securities issued in the Mexican market on April 16, 2021
Long-term debt
Total long-term debt												$ 1,000,000		1,000,000
Principal amount		$ 1,000,000			$ 1,000,000
Term of loan		5 years			5 years
Percentage of airports guaranteeing the certificates (as a percent)					80.00%
Spread on interest rate basis		0.75%
Debt securities issued in the Mexican market on April 16, 2021 | Twenty Eight Days Interbank Offering Rate in Mexico [Member]
Long-term debt
Interest rate (as a percent)						10.7605%						10.7605%
Debt securities issued in the Mexican market on April 16, 2021 | Ninety One Days Interbank Offering Rate in Mexico [Member]
Long-term debt
Interest rate (as a percent)						10.9749%						10.9749%
Debt securities issued in the Mexican market on April 16, 2021, accruing interest at a fixed rate
Long-term debt
Total long-term debt												$ 2,500,000		$ 2,500,000
Principal amount		$ 2,500			$ 2,500,000
Interest rate (as a percent)		7.83%
Term of loan		7 years			7 years
Percentage of airports guaranteeing the certificates (as a percent)					80.00%
Sustainability Linked Debt Securities Issued In The Mexican Market On March 31, 2022 One Member
Long-term debt
Total long-term debt												1,700,000
Principal amount	$ 1,700,000
Term of loan	5 years
Spread on interest rate basis	0.14%
Sustainability Linked Debt Securities Issued In The Mexican Market On March 31, 2022 Two Member
Long-term debt
Total long-term debt												$ 2,300,000
Principal amount	$ 2,300
Interest rate (as a percent)	9.35%
Term of loan	7 years